per share amounts (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,447,000,000	1,381,000,000	1,443,000,000	1,378,000,000
Effect of dilutive securities - Restricted share units	5,000,000	6,000,000	4,000,000	6,000,000
Diluted total weighted average number of Common Shares outstanding	1,452,000,000	1,387,000,000	1,447,000,000	1,384,000,000
Restricted share units
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0
TELUS Corporation share options
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0